CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	¥ 1,031,323,444	$ 158,057,233	¥ 758,887,906		¥ 501,291,812
Cost and expenses:
Cost of revenues	(720,370,586)	(110,401,622)	(546,211,172)		(388,384,735)
Selling and marketing expenses	(187,281,558)	(28,702,154)	(119,436,794)		(98,011,115)
Technology and development expenses	(149,255,609)	(22,874,423)	(129,651,820)		(93,985,275)
General and administrative expenses	(209,086,316)	(32,043,880)	(24,439,169)		(70,071,557)
Total cost and expenses	(1,265,994,069)	(194,022,079)	(819,738,955)		(650,452,682)
Operating loss	(234,670,625)	(35,964,846)	(60,851,049)		(149,160,870)
Changes in fair value of financial instruments	(5,247)	(804)	(9,024,437)		(4,043,910)
Gain on disposal of an investment security	4,863,233	745,323
Gain on extinguishment of a convertible debt			8,986,048
Interest income	6,517,961	998,921	8,890,484		8,644,582
Loss before income taxes	(223,294,678)	(34,221,406)	(51,998,954)		(144,560,198)
Income tax (expense)/benefit	1,441,814	220,968	(930,554)
Net loss	(221,852,864)	(34,000,438)	(52,929,508)		(144,560,198)
Deemed dividend to Series D Redeemable Convertible Preferred Shareholders | ¥					(1,535,112)
(Accretion)/reversal of accretion and modification of Redeemable Convertible Preferred Shares to redemption value	244,080,678	37,407,000	(631,005,563)		(236,614,898)
Net (loss)/income available for distribution	¥ 22,227,814	$ 3,406,562	¥ (683,935,071)		¥ (382,710,208)
Net (loss)/income per Class A and Class B Ordinary Shares
-Basic | (per share)	¥ 1.30	$ 0.20	¥ (121.81)		¥ (68.16)
-Diluted | (per share)	¥ (14.63)	$ (2.24)	¥ (121.81)		¥ (68.16)
Weighted average number of Class A and Class B Ordinary Share and ordinary share equivalents outstanding used in computing net (loss)/income per Class A and Class B Ordinary Share
-Basic	11,974,046	11,974,046	5,614,840	5,614,840	5,614,840	5,614,840
-Diluted	15,208,426	15,208,426	5,614,840	5,614,840	5,614,840	5,614,840
Other comprehensive loss
Unrealized gains on an available-for-sale investment, net of nil income taxes	¥ 1,456,370	$ 223,198	¥ 1,591,098	$ 230,731	¥ 1,693,634	$ 256,068
Reclassification adjustment for gains on available-for-sale investment realized in net income, net of nil income taxes	(4,863,233)	(745,323)
Foreign currency translation adjustment, net of nil income taxes	(63,005,931)	(9,656,081)	(20,118,769)		(29,152,307)
Comprehensive loss	¥ (288,265,658)	$ (44,178,644)	¥ (71,457,179)		¥ (172,018,871)